Employee benefits - Expenses recognized in profit or loss (Details) - USD ($) $ in Thousands				12 Months Ended
	Sep. 26, 2024	Sep. 26, 2023	Sep. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Interest income				$ (9,907)	$ (8,746)	$ (4,813)
Cost of revenues				630,601	681,931	714,233
Research and development				160,329	171,392	175,557
Sales and marketing				23,530	23,856	25,459
Total compensation				136,525	146,494	162,943
Income tax benefit				(2,435)	(5,028)	41,098
Cash award expenses
Statement [line items]
Cost of revenues				60	174	505
Research and development				6,193	15,273	20,792
General and administrative				546	1,401	2,250
Sales and marketing				1,086	2,797	4,147
Total compensation				7,885	19,645	27,694
Income tax benefit				$ 1,770	$ 4,167	$ 5,641
Total annual bonus cash payouts	$ 1,035	$ 729	$ 19,346
Vested on grant date	$ 164	$ 187	$ 1,015